NOTES AND ACCOUNTS RECEIVABLE, NET - Summary of Notes and Accounts Receivable, Net (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,576,078.1		$ 2,942,675.9
Notes and accounts receivable	279,051.6	$ 8,895.5	270,683.2
Trade receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	263,767.0		255,669.6
Trade receivables | Less: Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets	(478.6)		(453.0)	$ (531.5)	$ (331.6)
Trade receivables | At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	271,356.5		264,770.7
Trade receivables | At amortized cost | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	271,835.1		265,223.7
Trade receivables | At amortized cost | Less: Loss allowance
Disclosure of detailed information about financial instruments [line items]
Financial assets	(478.6)		(453.0)
Trade receivables | At FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 7,695.1		$ 5,912.5